First Trust Limited Duration Investment Grade Corporation ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust Limited Duration Investment Grade Corporation ETF | FT Limited Duration Investment Grade Corporation ETF
Prospectus [Line Items]
Annual Return [Percent]	6.65%	4.27%	6.10%	(4.38%)